SHARE CAPITAL (Details) $ / shares in Units, $ in Thousands				4 Months Ended	12 Months Ended	13 Months Ended
	Jul. 15, 2016 USD ($) instrument item shares	May 06, 2016 item	Nov. 13, 2014 USD ($) shares	Dec. 31, 2013 shares	Dec. 31, 2016 USD ($) instrument item $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Share capital
Ordinary Share, par value per share | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares				500,000,000
Ordinary shares, issued | shares	29,519,844			339,196,670		419,546,514	390,026,670
Share capital | $	$ 3				$ 8	$ 8	$ 5	$ 5
Number of solar parks acquired | item					23
Shares considered as legally issued | shares					1,430,000	940,000
IPO
Share capital
Ordinary shares, issued | shares			50,830,000
Share capital | $			$ 5
Acquired Companies
Share capital
Consideration, validly issued restricted ordinary shares | instrument	29,519,844				29,519,844
Number of solar parks acquired | item	23	23			23
Par value of shares issued | $					$ 2,952
Fair value of shares issued | $	$ 10,147				$ 10,147,446